SCHEDULE OF CURRENCY EXCHANGE RATE (Details)	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Foreign currency exchange rate	1	1	1
Year End Spot Rate MYR [Member]
Foreign currency exchange rate	4.7225	4.6983	4.4130
Average Rate MYR [Member]
Foreign currency exchange rate	4.7094	4.5263	4.4774